LEASES (Tables)	12 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of June 30,
	2025	2024
Right-of-use assets	$998,531	$770,402
Right-of-use assets, accumulated amortization	(485,884)	(74,831)
Right-of-use assets, net	$512,647	695,571

Lease liabilities, current	463,064	336,046
Lease liabilities, non-current	58,517	351,856
Total lease liabilities	$521,581	$687,902

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of June 30, 2025:

Year Ended June 30,	Amount
2026	$475,902
2027	59,307
Less: Amounts representing interest	(13,628)
Total present value of lease liabilities	521,581
Less: current portion of lease liabilities	463,064
Non-current portion of lease liabilities	$58,517